REVENUE INFORMATION - Disaggregated by Major Products/Services Lines (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
CPaaS
Disaggregation of Revenue [Line Items]
Revenues			41,000		50,000	17,000
- Text messaging
Disaggregation of Revenue [Line Items]
Revenues			235,842		244,445	224,703
- Voice calls
Disaggregation of Revenue [Line Items]
Revenues			56,892		81,574	60,331
- Others
Disaggregation of Revenue [Line Items]
Revenues			56,136		59,418	36,700
Cloudbased CC
Disaggregation of Revenue [Line Items]
Revenues			276,126		227,550	150,485
Cloudbased UC&C
Disaggregation of Revenue [Line Items]
Revenues			125,358		107,378	111,994
Other services
Disaggregation of Revenue [Line Items]
Revenues			¥ 2,334		¥ 3,088	¥ 8,585